Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014 [1]	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 1,004,497	$ 1,126,887	$ 3,308,498	[2]
Accounts receivable	84,800	141,000	10,351
Inventory, net of allowances	4,435,841	4,939,998	4,649,910
Prepaid expenses and other	730,508	635,717	620,881
Total current assets	6,255,646	6,843,602	8,587,372
Property and equipment, net	1,615,900	1,912,728	626,551
Goodwill	40,825,147	40,825,147	41,500,171
Finance costs, net	406,460	2,323,714	3,054,026
Deposits	520,036	527,975	185,714
TOTAL ASSETS	49,623,189	52,433,166	53,953,834
Current liabilities
Accounts payable	2,036,918	1,762,014	1,734,082
Accrued expenses	3,583,163	3,059,895	1,739,452
Customer deposits	497,606	396,541	$ 366,156
Short-term debt, financing agreement	38,162,899	38,012,580
Total current liabilities	44,280,586	43,231,030	$ 3,839,690
Long-term debt, seller notes	12,700,000	12,700,000	50,491,620
Deferred tax liabilities, net and other	3,143,961	2,543,583	1,154,411
TOTAL LIABILITIES	60,124,547	58,474,613	55,485,721
STOCKHOLDERS' EQUITY
Common stock, $0.0001 par value, 50,000,000 shares authorized, 597,090 and 596,256 shares issued and outstanding at December 31, 2014 and 2013, respectively	$ 60	$ 58	$ 58
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, no shares outstanding
Additional paid-in capital, net of shareholder distributions	$ 796,535	$ 717,648	$ 1,045,318
Retained deficit	(11,297,953)	(6,759,153)	(2,577,263)
TOTAL SHAREHOLDERS' EQUITY	(10,501,358)	(6,041,447)	(1,531,887)
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	$ 49,623,189	$ 52,433,166	$ 53,953,834

[1]	Combined/Consolidated Balance Sheets of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries at December 31, 2014
[2]	Combined/Consolidated Statements of Cash Flows of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries at September 30, 2014